Derivatives and Hedge Accounting Activities	6 Months Ended
Jun. 30, 2023
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivatives and Hedge Accounting Activities

Note 9. Derivatives and Hedge Accounting Activities

The Companies’ accounting policies, objectives and strategies for using derivative instruments are discussed in Note 2 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022. See Note 8 in this report for additional information about fair value measurements and associated valuation methods for derivatives.

Cash collateral is used in the table below to offset derivative assets and liabilities. In February 2022, Dominion Energy entered into contracts representing offsetting positions to certain existing exchange contracts with collateral requirements as well as new over-the-counter transactions that are not subject to collateral requirements. These contracts resulted in positions which limit the risk of increased cash collateral requirements. Certain accounts receivable and accounts payable recognized on the Companies’ Consolidated Balance Sheets, letters of credit and other forms of securities, as well as certain other long-term debt, all of which are not included in the tables below, are subject to offset under master netting or similar arrangements and would reduce the net exposure. See Note 18 for additional information regarding credit-related contingent features for the Companies’ derivative instruments.

Balance Sheet Presentation

The tables below present the Companies' derivative asset and liability balances by type of financial instrument, if the gross amounts recognized in their Consolidated Balance Sheets were netted with derivative instruments and cash collateral received or paid:

	Dominion Energy Gross Amounts Not Offset in the Consolidated Balance Sheet				Virginia Power Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Assets Presented in the Consolidated Balance Sheet(1)	Financial Instruments	Cash Collateral Received	Net Amounts	Gross Assets Presented in the Consolidated Balance Sheet(1)	Financial Instruments	Cash Collateral Received	Net Amounts
(millions)
June 30, 2023
Commodity contracts:
Over-the-counter	$162	$55	$—	$107	$78	$32	$—	$46
Exchange	55	55	—	—	10	10	—	—
Interest rate contracts:
Over-the-counter	904	214	—	690	135	2	—	133
Total derivatives, subject to a master netting or similar arrangement	$1,121	$324	$—	$797	$223	$44	$—	$179
December 31, 2022
Commodity contracts:
Over-the-counter	$408	$28	$—	$380	$238	$7	$—	$231
Exchange	160	159	—	1	—	—	—	—
Interest rate contracts:
Over-the-counter	1,407	248	—	1,159	614	38	—	576
Total derivatives, subject to a master netting or similar arrangement	$1,975	$435	$—	$1,540	$852	$45	$—	$807

(1)
Excludes derivative assets of $134 million and $201 million at Dominion Energy and $1 million and $30 million at Virginia Power at June 30, 2023 and December 31, 2022, respectively, which are not subject to master netting or other similar arrangements.

	Dominion Energy Gross Amounts Not Offset in the Consolidated Balance Sheet				Virginia Power Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Liabilities Presented in the Consolidated Balance Sheet(1)	Financial Instruments	Cash Collateral Paid	Net Amounts	Gross Liabilities Presented in the Consolidated Balance Sheet(1)	Financial Instruments	Cash Collateral Paid	Net Amounts
(millions)
June 30, 2023
Commodity contracts:
Over-the-counter	$209	$55	$—	$154	$67	$32	$—	$35
Exchange	145	55	90	—	23	10	13	—
Interest rate contracts:
Over-the-counter	381	214	1	166	11	2	—	9
Foreign currency exchange rate contracts:
Over-the-counter	59	—	—	59	59	—	—	59
Total derivatives, subject to a master netting or similar arrangement	$794	$324	$91	$379	$160	$44	$13	$103
December 31, 2022
Commodity contracts:
Over-the-counter	$443	$34	$71	$338	$146	$13	$71	$62
Exchange	483	159	324	—	176	—	176	—
Interest rate contracts:
Over-the-counter	377	210	1	166	7	—	—	7
Foreign currency exchange rate contracts:
Over-the-counter	101	32	—	69	101	32	—	69
Total derivatives, subject to a master netting or similar arrangement	$1,404	$435	$396	$573	$430	$45	$247	$138

(1)
Excludes derivative liabilities of $78 million and $26 million at Virginia Power at June 30, 2023 and December 31, 2022, respectively, which are not subject to master netting or similar arrangements. Dominion Energy did not have any derivative liabilities at June 30, 2023 and December 31, 2022 which were not subject to master netting or similar arrangements.

Volumes

The following table presents the volume of the Companies' derivative activity at June 30, 2023. These volumes are based on open derivative positions and represent the combined absolute value of their long and short positions, except in the case of offsetting transactions, for which they represent the absolute value of the net volume of its long and short positions.

	Dominion Energy		Virginia Power
	Current	Noncurrent	Current	Noncurrent
Natural Gas (bcf):
Fixed price(1)	43	14	40	14
Basis(2)	157	375	138	372
Electricity (MWh in millions):
Fixed price	17	44	8	13
Oil (Gal in millions)	6	—	6	—
Interest rate(3) (in millions)	$524	$11,758	$125	$2,750
Foreign currency exchange rate(3) (in millions)
Danish Krone	1,004 kr.	3,468 kr.	1,004 kr.	3,468 kr.
Euro	€453	€2,131	€453	€2,131

(1)
Includes options at Dominion Energy.
(2)
Includes options.
(3)
Maturity is determined based on final settlement period.

AOCI

The following table presents selected information related to gains and losses on cash flow hedges included in AOCI in the Companies' Consolidated Balance Sheets at June 30, 2023:

	Dominion Energy			Virginia Power
	AOCI After-Tax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	Maximum Term	AOCI After-Tax	Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	Maximum Term
(millions)
Interest rate	$(236)	$(33)	390 months	$13	$—	390 months
Total	$(236)	$(33)		$13	$—

The amounts that will be reclassified from AOCI to earnings will generally be offset by the recognition of the hedged transactions (e.g., interest rate payments) in earnings, thereby achieving the realization of prices contemplated by the underlying risk management strategies and will vary from the expected amounts presented above as a result of changes in interest rates.

Fair Value and Gains and Losses on Derivative Instruments

The following table presents the fair values of the Companies' derivatives and where they are presented in their Consolidated Balance Sheets:

	Dominion Energy			Virginia Power
	Fair Value – Derivatives under Hedge Accounting	Fair Value – Derivatives not under Hedge Accounting	Total Fair Value	Fair Value – Derivatives under Hedge Accounting	Fair Value – Derivatives not under Hedge Accounting	Total Fair Value
(millions)
At June 30, 2023
ASSETS
Current Assets
Commodity	$—	$129	$129	$—	$43	$43
Interest rate	18	113	131	18	—	18
Total current derivative assets(1)	18	242	260	18	43	61
Noncurrent Assets
Commodity	—	222	222	—	46	46
Interest rate	117	656	773	117	—	117
Total noncurrent derivative assets(2)	117	878	995	117	46	163
Total derivative assets	$135	$1,120	$1,255	$135	$89	$224
LIABILITIES
Current Liabilities
Commodity	$—	$240	$240	$—	$117	$117
Interest rate	—	83	83	—	—	—
Foreign currency exchange rate	—	9	9	—	9	9
Total current derivative liabilities(3)	—	332	332	—	126	126
Noncurrent Liabilities
Commodity	—	114	114	—	51	51
Interest rate	11	287	298	11	—	11
Foreign currency exchange rate	—	50	50	—	50	50
Total noncurrent derivative liabilities(4)	11	451	462	11	101	112
Total derivative liabilities	$11	$783	$794	$11	$227	$238
At December 31, 2022
ASSETS
Current Assets
Commodity	$—	$532	$532	$—	$264	$264
Interest rate	501	104	605	501	—	501
Total current derivative assets(1)	501	636	1,137	501	264	765
Noncurrent Assets
Commodity	—	237	237	—	4	4
Interest rate	113	689	802	113	—	113
Total noncurrent derivative assets(2)	113	926	1,039	113	4	117
Total derivative assets	$614	$1,562	$2,176	$614	$268	$882
LIABILITIES
Current Liabilities
Commodity	$—	$700	$700	$—	$290	$290
Interest rate	—	70	70	—	—	—
Foreign currency exchange rate	—	8	8	—	8	8
Total current derivative liabilities(3)	—	778	778	—	298	298
Noncurrent Liabilities
Commodity	—	226	226	—	58	58
Interest rate	7	300	307	7	—	7
Foreign currency exchange rate	—	93	93	—	93	93
Total noncurrent derivative liabilities(4)	7	619	626	7	151	158
Total derivative liabilities	$7	$1,397	$1,404	$7	$449	$456

(1)
Includes $2 million and $118 million recorded in current assets held for sale in Dominion Energy's Consolidated Balance Sheets at June 30, 2023 and December 31, 2022, respectively.
(2)
Noncurrent derivative assets are presented in other deferred charges and other assets in the Companies’ Consolidated Balance Sheets, with the exception of $1 million recorded in noncurrent assets held for sale in Dominion Energy's Consolidated Balance Sheets at December 31, 2022.
(3)
Includes $13 million and $6 million recorded in current liabilities held for sale in Dominion Energy's Consolidated Balance Sheets at June 30, 2023 and December 31, 2022, respectively.
(4)
Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in the Companies' Consolidated Balance Sheets, with the exception of $1 million recorded in noncurrent liabilities held for sale in Dominion Energy's Consolidated Balance Sheets at both June 30, 2023 and December 31, 2022.

The following tables present the gains and losses on the Companies' derivatives, as well as where the associated activity is presented in their Consolidated Balance Sheets and Statements of Income.

	Dominion Energy			Virginia Power
Derivatives in cash flow hedging relationships	Amount of Gain (Loss) Recognized in AOCI on Derivatives(1)	Amount of Gain (Loss) Reclassified from AOCI to Income	Increase (Decrease) in Derivatives Subject to Regulatory Treatment(2)	Amount of Gain (Loss) Recognized in AOCI on Derivatives(1)	Amount of Gain (Loss) Reclassified from AOCI to Income	Increase (Decrease) in Derivatives Subject to Regulatory Treatment(2)
(millions)
Three Months Ended June 30, 2023
Derivative type and location of gains (losses):
Interest rate(3)	$8	$(10)	$88	$8	$—	$88
Total	$8	$(10)	$88	$8	$—	$88
Three Months Ended June 30, 2022
Derivative type and location of gains (losses):
Interest rate(3)	$39	(14)	$354	$33	$—	$353
Total	$39	$(14)	$354	$33	$—	$353
Six Months Ended June 30, 2023
Derivative type and location of gains (losses):
Interest rate(3)	$(4)	$(21)	$(32)	$(4)	$—	$(32)
Total	$(4)	$(21)	$(32)	$(4)	$—	$(32)
Six Months Ended June 30, 2022
Derivative type and location of gains (losses):
Interest rate(3)	$72	$(28)	$633	$59	$(1)	$632
Total	$72	$(28)	$633	$59	$(1)	$632

(1)
Amounts deferred into AOCI have no associated effect in the Companies' Consolidated Statements of Income.
(2)
Represents net derivative activity deferred into and amortized out of regulatory assets/liabilities. Amounts deferred into regulatory assets/liabilities have no associated effect in the Companies' Consolidated Statements of Income.
(3)
Amounts recorded in the Companies' Consolidated Statement of Income are classified in interest and related charges.

	Amount of Gain (Loss) Recognized in Income on Derivatives(1)(2)
Derivatives not designated as hedging instruments	Dominion Energy				Virginia Power
	Quarter-to-Date		Year-to-Date		Quarter-to-Date		Year-to-Date
Period Ended June 30,	2023	2022	2023	2022	2023	2022	2023	2022
(millions)
Derivative type and location of gains (losses):
Commodity:
Operating revenue	$26	$(272)	$421	$(602)	$10	$(88)	$19	$(129)
Purchased gas	—	3	—	4
Electric fuel and other energy-related purchases	(73)	137	(118)	196	(73)	125	(119)	182
Operations and maintenance	2	—	2	—	2	—	2	—
Discontinued operations	—	—	94	1
Interest rate:
Interest and related charges	29	273	(47)	368
Discontinued operations	50	67	24	168
Total	$34	$208	$376	$135	$(61)	$37	$(98)	$53